Explanatory notes to the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Explanatory notes to the Consolidated Statement of Cash Flows
Non-cash items
For the year ended December 31, 2020, Other non-cash items of €1,192 million primarily included €914 million impairment expense (refer to Note 2, Basis of preparation - Use of estimates) and €293 million costs recognized upon the utilization of regulatory credits, partially offset by €179 million related to the revaluation of investments accounted for by using the equity method and other amounts that were not individually material.
For the year ended December 31, 2019, Other non-cash items of €1,541 million primarily included €1,589 million impairment expense (refer to Note 2, Basis of preparation - Use of estimates).
For the year ended December 31, 2018, Other non-cash items of €129 million primarily included €297 million of impairments, partially offset by €240 million related to the revaluation of investments accounted for by using the equity method and other amounts that were not individually material.
Operating activities
For the year ended December 31, 2020, net cash from operating activities of €9,183 million was primarily the result of: (i) net profit from continuing operations of €24 million adjusted to: (1) add back €5,143 million for depreciation and amortization expense, (2) €914 million of impairments (refer to Note 2, Basis of preparation - Use of estimates), (3) a €894 million change in deferred taxes (refer to Note 7, Tax Expense), (4) a €434 million net decrease in provisions, primarily as a result of lower sales incentive due to the decrease in dealers stock in North America, (5) the positive effect of the change in working capital of €2,559 million, which was primarily driven by (i) a decrease of €983 million in inventories primarily in EMEA, North America and Maserati, (ii) an increase of €565 million in trade payables, primarily due to increased payables for production in LATAM and capital expenditures in North America, (iii) a decrease of €366 million in trade receivables, primarily in EMEA and (iv) an increase of €645 million in other payables net of other receivables, reflecting primarily higher indirect and payroll taxes in North America and EMEA as well as higher advances from customers in LATAM.
For the year ended December 31, 2019, net cash from operating activities of €10,462 million was primarily the result of: (i) net profit from continuing operations of €2,700 million adjusted to: (1) to add back €5,445 million for depreciation and amortization expense, (2) €1,589 million of impairments (refer to Note 2, Basis of preparation - Use of estimates), (3) a €864 million change in deferred taxes, (4) a €1,744 million net decrease in provisions, including €0.5 billion of payments for civil, environmental and consumer claims related to U.S. diesel emissions matters accrued in 2018, and warranty and incentive payments which exceeded the related accruals in North America, (5) €308 million of cash used by operating activities of discontinued operations and (6) for the positive effect of the change in working capital of €1,869 million, which was primarily driven by (i) an increase of €2,020 million in trade payables primarily in North America, largely due to capital expenditures, (ii) a decrease of €1,017 million in inventories primarily in EMEA and LATAM, which were partially offset by (iii) an increase of €1,268 million in other receivables net of other liabilities and payables, reflecting primarily higher indirect tax receivables in LATAM and lump sum payments of €446 million (U.S.$499 million) made in relation to the ratification of the UAW four-year collective bargaining agreement (refer to Note 25, Guarantees granted, commitments and contingent liabilities).
For the year ended December 31, 2018, net cash from operating activities of €9,948 million was primarily the result of: (i) net profit from continuing operations of €3,330 million adjusted to add back €5,507 million for depreciation and amortization expense; in addition to (ii) a net increase of €842 million in provisions primarily due to a provision of €748 million recognized for costs related to final settlements reached on civil, environmental and consumer claims related to U.S. diesel emissions matters; (iii) an increase of €457 million in net deferred tax assets, mainly due to increased deferred tax liabilities in North America; and (iv) cash flow from operating activities of discontinued operations for €484 million. These positive impacts were partially offset by negative effect of the change in working capital of €1,035 million primarily driven by (a) decrease in trade payables of €1,240 million related to lower production volumes in EMEA in December 2018 compared to the same month in 2017 in addition to lower capital expenditure, (b) decrease in other liabilities and payables net of receivables of €1,213 million mainly as a result of higher indirect tax receivable in LATAM, decreased income tax payable in North America and lower advances from customers in LATAM and EMEA, and (c) decrease in inventories of €1,399 million due to inventory management actions across all the regions.
Investing activities
For the year ended December 31, 2020, net cash used in investing activities of €7,915 million was primarily the result of (i) €8,600 million of capital expenditures, including €2,640 million of capitalized development expenditures, partially offset by (ii) a decrease in receivables from financing activities of €396 million reflecting lower volumes in LATAM and EMEA and (iii) a decrease of €207 million in securities primarily held by FCA’s captive insurance company in North America.
For the year ended December 31, 2019, net cash used in investing activities of €2,985 million was primarily the result of (i) €8,385 million of capital expenditures, including €2,889 million of capitalized development expenditures, and (ii) €155 million of cash flows used by discontinued operations. These were partially offset by (iii) €5,774 million proceeds from the disposal of Magneti Marelli, net of €426 million in cash and cash equivalents held by Magneti Marelli at the time of the disposal, and (iv) a decrease in receivables from financing activities of €336 million, mainly attributable to lower volumes of financing in EMEA partially offset by an increase in LATAM.
For the year ended December 31, 2018, net cash used in investing activities of €6,738 million was primarily the result of (i) €5,392 million of capital expenditures, including €2,079 million of capitalized development expenditures primarily related to North America and EMEA, that supported investments in existing and future products, including investments in electrification and autonomous driving, and (ii) a €676 million net increase in receivables from financing activities primarily related to the increase in the lending portfolio of the financial services activities in LATAM, EMEA and in APAC.
Financing activities
For the year ended December 31, 2020, net cash from financing activities of €9,087 million resulted primarily from the draw down of the €6.3 billion Intesa Sanpaolo Credit Facility, the issuance of €3.5 billion notes under Medium Term Note programme and the €0.8 billion of loans with the European Investment Bank announced on March 18, 2020 and September 18, 2020. These were partially offset by the repayment of notes at maturity as well as other long-term and short-term debt. During the first half of 2020 the Revolving Credit Facilities of €6.25 billion and bilateral credit facilities of €1.2 billion were fully drawn dawn and then repaid by December 31, 2020, the related amounts are reflected within Proceeds and Repayments of other long-term debt in the Cash Flows Statement. Refer to Note 21, Debt for further information.
For the year ended December 31, 2019, net cash used in financing activities of €5,827 million resulted primarily from dividends paid of €3,056 million, including the extraordinary dividend of €2,038 million related to the disposal of Magneti Marelli, the repayment of debt in Brazil of €684 million, and the repayment of notes at maturity with a principal amount of €1,480 million that were issued through the MTN Programme.
For the year ended December 31, 2018, net cash used in financing activities of €2,785 million was primarily the result of; (i) the voluntary prepayment in November 2018 of the outstanding principal and accrued interest of U.S.$1,009 million (€893 million) of FCA US's tranche B term loan maturing December 31, 2018 (the “Tranche B Term Loan due 2018”); and (ii) the repayment at maturity of two notes under the Medium Term Note Programme, one with a principal amount of €1,250 million and one with a principal amount of €600 million.
The following is a reconciliation of liabilities arising from financing activities for the year ended December 31, 2020 and 2019:

	Years ended December 31,
	2020	2019
	(€ million)
Total Debt at January 1(1)	€12,901	€15,597
Add: Derivative (assets)/liabilities and collateral at January 1	178	(151)
Total Liabilities from financing activities at January 1	€13,079	€15,446

Cash flows	9,087	(3,096)
Foreign exchange effects	(962)	9
Fair value changes	(48)	327
Changes in scope of consolidation	—	43
Transfer to (Assets)/Liabilities held for sale	—	(82)
Other changes(2)	(67)	432

Total Liabilities from financing activities at December 31	€21,089	€13,079
Less: Derivative (assets)/liabilities and collateral at December 31	(28)	178
Total Debt at December 31	€21,117	€12,901
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(1) Total debt at January 1, 2019 has been adjusted to include Lease liabilities of €1,069 million from the adoption of IFRS 16.
(2) Other changes above includes €622 million of non-cash movements relating to the recognition of additional lease liabilities in accordance with IFRS during the year ended December 31, 2019.
Interest expense and taxes paid
During the years ended December 31, 2020, 2019 and 2018, the FCA Group paid interest of €722 million and received interest of €178 million, €860 million and €325 million, and €1,024 million and €308 million, respectively. Amounts indicated are also inclusive of interest rate differentials paid or received on interest rate derivatives.
During the years ended December 31, 2020, 2019 and 2018, the FCA Group made income tax payments, net of refunds, totaling €120 million, €341 million and €750 million, respectively.
Amounts relating to IFRS 16 recognized in Consolidated Statement of Cash Flows
During the year ended December 31, 2020 and 2019, the total cash outflow for leases recognized in accordance with IFRS 16 was €496 million and €381 million, respectively, of which €389 million and €299 million, respectively, related to cash payments for the principal portion of lease liabilities (recognized within Cash flows from financing activities in the Consolidated Statement of cash flows) and €107 million and €82 million, respectively, related to cash payments for interest expense related to lease liabilities (recognized within Cash flows from operating activities in the Consolidated Statement of cash flows).